CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible note payable, discount	$ 0	$ 34,801	$ 34,801
Accounts receivable, allowance	$ 328,118	$ 328,118	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Property and equipment, accumulated depreciation		$ 80,981	$ 0
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	130,170,804	120,200,005	75,135,000
Common stock, shares outstanding	130,170,804	120,200,005	75,135,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding	20,000,000	20,000,000	20,000,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	11,442,857	11,442,857	11,442,857
Preferred stock, shares issued	11,442,857	11,442,857	11,442,857
Preferred stock, shares outstanding	11,442,857	11,442,857	11,442,857